Net Income Per Common Share (Details) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) class $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Basic
Average common shares outstanding (in shares) | shares										92,197,207	96,190,101	100,897,512
Net income		$ 198,017	$ 374,491	$ 349,937	$ 131,404	$ 132,743	$ 326,240	$ 291,447	$ 115,457	$ 1,053,849	$ 865,887	$ 752,561
Less net income allocated to unvested restricted shares										(4,462)	(4,892)	(4,596)
Net income allocated to common shares										$ 1,049,387	$ 860,995	$ 747,965
Net income per common share - basic (in dollars per share) | $ / shares		$ 2.15	$ 4.04	$ 3.78	$ 1.41	$ 1.40	$ 3.42	$ 3.00	$ 1.16	$ 11.38	$ 8.95	$ 7.41
Diluted
Average common shares outstanding (in shares) | shares										92,197,207	96,190,101	100,897,512
Stock options and other contingently issuable shares (in shares) | shares	[1]									1,826,885	1,885,334	2,151,359
Average common shares outstanding assuming dilution (in shares) | shares										94,024,092	98,075,435	103,048,871
Net income		$ 198,017	$ 374,491	$ 349,937	$ 131,404	$ 132,743	$ 326,240	$ 291,447	$ 115,457	$ 1,053,849	$ 865,887	$ 752,561
Less net income allocated to unvested restricted shares assuming dilution										(4,386)	(4,804)	(4,509)
Net income allocated to common shares assuming dilution										$ 1,049,463	$ 861,083	$ 748,052
Net income per common share - diluted (in dollars per share) | $ / shares		$ 2.12	$ 3.97	$ 3.70	$ 1.38	$ 1.37	$ 3.35	$ 2.94	$ 1.14	$ 11.16	$ 8.78	$ 7.26
Net Income Per Common Share (Textual) [Abstract]
Common shares outstanding, anti-dilutive | shares										34,463	608,477	842,354
Classes of participating securities | class										2
Percent common shares representing outstanding shares		99.00%								99.00%
Percent restricted shares representing outstanding shares		1.00%								1.00%

[1]	Stock options and other contingently issuable shares excludes 34,463, 608,477 and 842,354 shares at December 31, 2015, 2014 and 2013, respectively, due to their anti-dilutive effect.